CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (7.3%)
$1,886,554	AccessLex Institute, Series 2007-1, Class C, 2.98% (US0003M + 40 bps), 10/25/35*	$1,710,245
1,287,292	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	1,289,343
2,545	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(b)	2,566
434	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(b)	434
6,401	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 2.66% (US0001M + 22 bps), 1/15/34*	6,355
1,227,559	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.68%, 9/26/33*(b)	1,352,749
468,722	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 4.30% (US0001M + 188 bps), 11/25/34*	218,581
244	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	244
942,512	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.68%, 8/25/35*(b)	959,131
16,638	Raspro Trust, Series 2005-1A, Class 10A1, 3.03% (US0003M + 40 bps), 3/23/24(c)	16,643
165,554	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	171,880
7,875	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.71%, 12/25/33*(b)	7,955
142,564	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35*(b)	135,464
651,496	Structured Asset Investment Loan, Series 2004-10, Class A4, 3.43% (US0001M + 100 bps), 11/25/34*	653,101
1,009,175	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(b)	1,031,026
1,099,666	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.85% (US0003M + 27 bps), 10/28/37(a)	992,326
Total Asset Backed Securities		8,548,043

Mortgage Backed Securities† (42.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
12,549	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.90%, 7/25/35*(b)	11,084
125,906	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 4.26%, 2/25/36*(b)	109,481
25,971	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.79% (12MTA + 131 bps), 7/20/35*	21,836
1,947	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 2.53% (US0001M + 10 bps), 10/25/36*	1,479

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$16,570	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	$16,625
6,608	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(b)	6,244
11,890	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 4.38%, 9/25/34*(b)	11,870
36,447	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.84%, 4/21/34*(b)	37,730
16,305	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.71%, 8/25/35*(b)	16,415
527,342	RBSSP Resecuritization Trust, Series 2009-5, Class 13A4, 2.99% (US0001M + 50 bps), 8/26/37(c)	523,314
49,100	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.70%, 9/25/34*(b)	49,413
26,655	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.94%, 1/25/36*(b)	24,131
		829,622
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
16,678	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	15,080
28,768	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	28,165
2,807	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	2,799
21,136	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	18,818
23,608	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	17,311
24,599	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	20,805
24,619	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	20,471
160,330	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	112,173
76,041	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	79,504
59,127	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	46,966
4,701	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	4,708
3,776	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	3,840
4,753	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	5,051

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$409,055	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	$444,239
21,627	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	22,615
4,400	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	4,836
1,817	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	1,776
2,019	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	2,013
43,073	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	39,574
45,893	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	26,062
36,153	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	30,665
22,358	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	22,388
		969,859
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
48,649	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 4.02%, 3/25/35*(b)	47,999
7,907	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.74%, 5/25/35(b)	8,091
344,141	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(b)	123,663
7,333	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 4.45%, 11/20/36*(b)	7,291
11,709	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 4.48%, 2/25/36*(b)	11,024
5,730	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.73%, 6/25/34*(b)	5,801
10,129	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.76%, 9/25/33*(b)	10,176
8,657	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.37%, 9/25/34*(b)	8,468
6,202	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.68%, 1/25/35*(b)	6,356
10,698	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.73% (H15T1Y + 230 bps), 10/25/35*	10,957
34,267	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.85%, 10/25/36*(b)	33,768
30,523	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.29%, 3/25/31*(b)	30,378

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$18,479	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.72%, 7/25/37*(b)	$16,726
17,747	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.46%, 8/25/35(b)	18,000
374,279	Coast Savings & Loan Association, Series 1992-1, Class A, 3.13%, 7/25/22*(b)	380,741
701,948	COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46(b)(c)	698,962
282	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(b)	260
18,519	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.15%, 8/25/34*(b)	18,566
14,066	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.69%, 2/19/34*(b)	14,407
5,380	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.74%, 2/25/34*(b)	5,441
39,787	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.41%, 11/25/34*(b)	41,051
39,606	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.58%, 11/25/32*(b)	17,956
16,858	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.05%, 10/25/35*(b)	16,367
90,509	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 4.19%, 11/19/35*(b)	86,625
2,716	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 4.42%, 7/25/35(b)(c)	2,718
45,717	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.46%, 4/25/35*(b)	46,602
24,842	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.69%, 11/25/35*(b)	25,039
86,283	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.23%, 1/19/35*(b)	85,882
12,876	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.91%, 12/19/35*(b)	12,812
29,474	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.57%, 9/25/36*(b)	29,164
31,242	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.68%, 7/25/36*(b)	27,065
47,922	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.96%, 8/25/36*(b)	39,151
16,223	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.06%, 8/25/34*(b)	16,391
35,587	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.33%, 8/25/34*(b)	35,544
3,410	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.13%, 8/25/36*(b)	3,237

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$3,710	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 4.27%, 7/25/35*(b)	$3,818
1,912	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.61%, 2/25/34*(b)	1,935
13,293	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.70%, 7/25/34*(b)	13,548
15,408	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.36%, 12/25/34*(b)	15,633
17,398	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.37%, 8/25/34*(b)	17,782
19,005	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.65%, 8/25/34*(b)	19,194
44,979	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.28%, 12/25/34*(b)	44,023
84,159	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.65%, 4/25/34*(b)	84,278
3,466	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.79%, 2/25/34*(b)	3,566
11,730	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 4.07%, 12/27/35*(b)	12,741
24,789	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 4.52%, 7/25/33*(b)	25,263
306,228	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 4.08%, 9/25/37*(b)	308,550
4,918	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(b)	456
12,869	Washington Mutual, Series 2006-AR10, Class 1A2, 3.84%, 9/25/36*(b)	12,370
2,371	Washington Mutual, Series 2006-AR8, Class 1A1, 3.93%, 8/25/46*(b)	2,280
8,263	Washington Mutual, Series 2004-AR3, Class A2, 4.51%, 6/25/34*(b)	8,491
11,641	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.85% (US0001M + 42 bps), 7/25/44*	11,716
81,715	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.62%, 11/25/36*(b)	77,759
4,828	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 4.77%, 12/25/34*(b)	4,994
7,661	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.77%, 6/25/34*(b)	7,901
2,536	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 4.78%, 4/25/36*(b)	2,565

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$9,722	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.86%, 8/25/33*(b)	$9,804
9,123	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 4.87%, 7/25/34*(b)	9,510
5,029	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.88%, 6/25/34*(b)	5,253
26,532	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 5.08%, 2/25/35*(b)	27,481
		2,673,590
Prime Fixed Mortgage Backed Securities (20.2%)
360,649	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(b)(c)	359,541
1,983,091	Citigroup Mortgage Loan Trust, Series 2014-C, Class A, 3.25%, 2/25/54*(b)(c)	1,980,281
19,326	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	19,774
111,032	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	118,628
18,833	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	20,653
436,847	COLT Morgage Loan Trust, Series 2016-1, Class A2, 3.50%, 5/25/46(c)	434,575
7,111	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	7,166
109,071	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	111,877
36,808	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	38,331
25,832	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	28,345
75,336	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	46,611
117,526	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	131,553
1,969,995	CSMC Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(b)(c)	1,979,837
1,745,327	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48*(b)(c)	1,756,712
3,189,452	Flagstar Mortgage Trust, Series 2017-1, Class 1A5, 3.50%, 3/25/47*(b)(c)	3,222,218
162,459	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(b)(c)	163,376
56,439	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	55,783
6,895	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	6,782

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$27,848	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	$20,836
1,906,970	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(b)(c)	1,926,561
1,624,855	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(b)(c)	1,641,547
14,418	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	11,957
1,731,277	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	1,755,940
2,827	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	2,818
1,402,874	PSMC Trust, Series 2018-1, Class A3, 3.50%, 2/25/48*(b)(c)	1,419,916
10,892	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	10,314
18,188	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	18,688
1,640,584	Sequoia Mortgage Trust, Series 2018-5, Class A4, 3.50%, 5/25/48*(b)(c)	1,654,667
995,412	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(b)(c)	1,011,767
899,318	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48*(b)(c)	914,460
111,061	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	117,735
1,291,640	Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.69%, 11/25/47*(b)(c)	1,282,060
1,599,350	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(b)(c)	1,629,088
5,357	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,495
2,920	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	2,912
		23,908,804
Subprime Mortgage Backed Securities (4.4%)
1,071,849	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(c)	1,070,933
1,010,415	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(c)	1,008,404
1,965,699	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(c)	1,961,678
1,169,123	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	1,168,558
		5,209,573
U.S. Government Agency Mortgage Backed Securities (14.3%)
470,628	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	451,532

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$294,926	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	$294,638
666,497	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	659,513
697,222	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	690,209
541,883	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	533,622
308,145	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	296,487
413,320	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	411,618
221,197	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	221,231
377,851	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	375,768
68,295	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	68,990
173,490	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	178,200
116,691	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	116,916
650,983	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	660,781
5,086	Fannie Mae, 4.34% (H15T1Y + 187 bps), 12/1/22, Pool #303247	5,160
813,627	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(b)	866,210
22,170	Fannie Mae, 4.44% (US0012M + 132 bps), 1/1/35, Pool #805386	22,956
1,058,516	Fannie Mae, Series 2003-W14, Class 2A, 4.61%, 1/25/43*(b)	1,105,569
46,160	Fannie Mae, 4.61% (H15T1Y + 229 bps), 2/1/30, Pool #556998	47,158
4,101	Fannie Mae, 4.65% (H15T1Y + 216 bps), 6/1/32, Pool #725286	4,214
18,474	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	19,381
1,533	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	1,592
18,117	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	19,283
12,107	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	14,027
62	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	63
312	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	325
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,095
272,966	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	272,694
1,189,160	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,166,033
867,151	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	857,625
251,492	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	249,826
427,032	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	415,656
674,240	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	676,380

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$941,223	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	$924,119
1,168,503	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	1,162,723
360,707	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	359,089
85,133	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	85,888
618,055	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	621,325
643,565	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	649,077
74,605	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	74,526
127,839	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	130,136
771,081	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	786,644
556,085	Freddie Mac, Series T-67, Class 1A1C, 3.96%, 3/25/36*(b)	557,162
16,563	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	17,104
27,623	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	27,473
4,882	Freddie Mac, 4.33% (US0006M + 154 bps), 4/1/36, Pool #1N0148	5,038
285,665	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	290,355
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,022
548	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	554
169	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	169
657	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	666
1,130	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,190
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,042
1,520	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	1,608
1,082	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	1,148
380,497	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	357,987
23,845	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	23,760
14,074	Government National Mortgage Assoc., 3.62% (H15T1Y + 150 bps), 5/20/34, Pool #80916	14,495
2,694	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	2,735
3,670	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	3,759
5,212	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	5,338

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,022	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	$2,034
3,745	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,762
1,523	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	1,537
2,830	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	2,920
5,567	Government National Mortgage Assoc., 4.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,577
114	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	125
96	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	100
35	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	35
293	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	299
		16,828,273
Total Mortgage Backed Securities		50,419,721

Corporate Bonds (15.2%)
Banks (4.7%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,481,819
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,511,088
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,027,995
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,496,235
		5,517,137
Capital Markets (0.0%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	34,400
Diversified Telecommunication Services (1.5%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100*	1,746,505
Interactive Media & Services (2.6%)
3,000,000	Baidu, Inc., 3.88%, 9/29/23, Callable 8/29/23 @ 100*	3,066,924
Internet & Direct Marketing Retail (1.1%)
1,250,000	eBay, Inc., 3.06% (US0003M + 48 bps), 8/1/19	1,250,835
Multiline Retail (1.7%)
2,010,000	Macys Retail Holdings, Inc., 3.88%, 1/15/22, Callable 10/15/21 @ 100*	2,039,766
Sovereign Bond (1.3%)
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	498,767
1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	1,048,149
		1,546,916
Tobacco (1.9%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100*	2,232,744

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Trading Companies & Distributors (0.4%)
$447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (c)	$472,463
Total Corporate Bonds		17,907,690

Taxable Municipal Bonds (2.1%)
Delaware (0.9%)
1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @100	1,010,050
Georgia (1.2%)
1,340,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,434,483
Total Taxable Municipal Bonds		2,444,533

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (24.4%)
U.S. Treasury Notes
$14,208,000	1.50%, 11/30/19	$14,146,950
5,500,000	2.25%, 2/29/20	5,496,348
2,000,000	2.63%, 7/15/21	2,028,047
2,500,000	2.63%, 6/30/23	2,568,457
4,200,000	2.88%, 8/15/28	4,459,875

Total U.S. Treasury Obligations		28,699,677

Investment in Affiliates (7.8%)
9,126,380	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(e)	9,126,380
Total Investment in Affiliates		9,126,380
Total Investments (Cost $118,151,450) - 99.5%		117,146,044
Other assets in excess of liabilities — 0.5%		546,454
Net Assets - 100.0%		$117,692,498

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2019, illiquid securities were 1.9% of the Fund's net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.0%)
$327,003	AccessLex Institute, Series 2007-1, Class C, 2.98% (US0003M + 40 bps), 10/25/35*	$296,442
45,203	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.15% (US0001M + 72 bps), 10/25/34*	45,190
2,086	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(a)	2,099
4,429	Raspro Trust, Series 2005-1A, Class 10A1, 3.03% (US0003M + 40 bps), 3/23/24(b)	4,431
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.23% (US0001M + 180 bps), 9/25/43*	565,027
202,438	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(b)	207,337
Total Asset Backed Securities		1,120,526
Mortgage Backed Securities† (33.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (3.7%)
3,366	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	3,295
70,366	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	67,168
274,761	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52	280,026
4,887	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	4,825
15,915	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	16,371
84,384	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	59,038
68,905	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.32%, 6/25/36*(a)	66,426
14,377	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	15,182
5,254	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	4,853
20,573	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	21,909
793	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	806
48,515	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	51,523
23,270	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	24,072
8,543	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	9,061
21,845	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	23,309
35,135	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	37,630
10,743	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(a)	10,949

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$4,036	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(a)	$4,178
34,955	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(a)	25,780
94,444	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(a)	34,254
46,787	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.97%, 10/25/40*(a)(b)	45,158
481	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	385
11,057	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	11,193
8,763	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	8,426
15,648	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	14,543
31,662	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	23,030
48,737	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	39,100
66,963	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	58,726
64,500	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	61,545
		1,022,761
Prime Adjustable Rate Mortgage Backed Securities (2.7%)
9,950	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.68%, 11/20/34*(a)	9,844
10,998	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.44%, 11/25/34*(a)	11,086
3,821	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.69%, 10/25/33*(a)	4,017
11,931	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.50%, 2/25/34*(a)	11,401
10,288	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.15%, 8/25/34*(a)	10,315
17,624	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.81%, 4/25/37*(a)	15,569
291,520	JP Morgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(a)(b)	292,476
6,540	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.27% (US0003M + 101 bps), 4/25/36*	6,342
33,254	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.27%, 10/25/36*(a)	30,065
327,789	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.36%, 9/25/35*(a)	312,367
46,158	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.74%, 2/25/35*(a)	47,742

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$2,459	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(a)	$228
1,446	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 5.08%, 5/25/34*(a)	1,501
		752,953
Prime Fixed Mortgage Backed Securities (5.5%)
9,127	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(a)	8,818
17,409	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	13,618
10,818	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	11,271
9,256	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	10,329
5,761	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	5,904
2,268	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	2,264
3,267	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	3,230
11,133	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	9,612
1,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	1,238
24,949	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	26,333
9,648	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	10,047
263,832	CSMC Trust, Series 2017-HL2, Class A3, 3.50%, 10/25/47*(a)	265,965
280,122	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	283,247
130	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	129
895	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	940
248,242	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	248,583
29,811	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	31,618
2,765	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,935
290,991	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(a)(b)	294,330
65,009	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	63,124
218,335	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	222,514
13,780	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	14,608

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$154	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	$167
1,734	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	1,769
822	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	894
		1,533,487
Subprime Mortgage Backed Securities (1.4%)
117,727	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	118,428
258,692	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	262,666
		381,094
U.S. Government Agency Mortgage Backed Securities (20.2%)
58,829	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	56,442
160,143	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	159,906
351,651	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	347,928
333,833	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	326,059
90,314	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	88,937
110,599	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	110,615
151,141	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	150,308
339	Fannie Mae, Series 1992-45, Class F, 2.28% (T7Y ), 4/25/22	339
150,063	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	150,083
34,147	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	34,495
279,646	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	278,807
434,379	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	430,127
268,851	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	273,973
160,478	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	164,835
29,173	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	29,229
338,649	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	338,194
351,016	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	359,663
244,725	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	260,139
2,052	Fannie Mae, 4.41% (US0012M + 162 bps), 9/1/33, Pool #739372	2,108
1,127	Fannie Mae, 4.75% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,134
2,025	Fannie Mae, 4.86% (US0012M + 186 bps), 1/1/37, Pool #906675	2,155
173	Fannie Mae, 6.00%, 4/1/35, Pool #735503	194

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$12	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	$12
736	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	745
1,392	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,569
12,887	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	14,903
554	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	645
1,481	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	1,554
503	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	524
79	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	82
488	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	506
97	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	100
66	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	68
41	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	41
68,241	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	68,173
166,413	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	163,177
176,999	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	177,428
200,209	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	199,311
131,474	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	128,328
70	Freddie Mac, Series 1222, Class P, 2.13% (T10Y - 40 bps), 3/15/22*	70
263,394	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	263,765
134,901	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	136,057
198,278	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	203,948
166,769	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	168,748
220,604	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	225,056
17,923	Freddie Mac, 5.11% (H15T1Y + 228 bps), 8/1/34, Pool #755230	18,046
1,406	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	1,439
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,022
824	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	841
1,812	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	1,891
1,576	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,689
322	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	329
1,828	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,022

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$321	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	$333
2,433	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,557
3,598	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	3,806
30	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	31
62,229	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	61,778
81,535	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	76,711
97,285	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	97,204
5,933	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	5,939
95	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	104
1,075	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,077
610	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	650
69	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	74
165	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	177
1,755	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,881
4,348	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	4,713
		5,605,794
Total Mortgage Backed Securities		9,296,089

Corporate Bonds (19.2%)
Banks (2.4%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	393,449
290,000	Wells Fargo & Co., 3.00%, 10/23/26	286,598
		680,047
Beverages (1.8%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21 (b)	304,593
190,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100*	184,473
		489,066
Biotechnology (1.3%)
350,000	Amgen, Inc., 2.20%, 5/11/20	348,684
Capital Markets (3.7%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	290,601
925,872	Preferred Term Securities XX, Class B2, 3.06% (US0003M + 45 bps), 3/22/38, Callable 7/22/19 @ 100*(b)	731,439
		1,022,040
Diversified Financial Services (1.3%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	350,657

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Telecommunication Services (1.5%)
$360,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	$386,277
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/8/19 @ 100*	40,114
		426,391
Equity Real Estate Investment Trusts (0.9%)
253,328	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	259,698
Food Products (1.3%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	358,005
Hotels, Restaurants & Leisure (1.5%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	420,103
Industrial Conglomerates (1.3%)
375,000	General Electric Co., 3.10%, 1/9/23	374,699
Multiline Retail (0.9%)
250,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	243,021
Technology Hardware, Storage & Peripherals (1.3%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	359,739
Total Corporate Bonds		5,332,150

Taxable Municipal Bonds (9.8%)
Illinois (1.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	498,690
Kansas (1.8%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	487,256
Missouri (0.6%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	167,302

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Rhode Island (1.5%)
$400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	$410,452
South Carolina (1.2%)
350,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	346,238
Texas (1.1%)
310,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	312,350
Wisconsin (1.8%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	488,974
Total Taxable Municipal Bonds		2,711,262

U.S. Government Agency Securities (1.0%)
Federal Home Loan Bank
275,000	2.26%, 10/4/22, Callable 7/4/19 @ 100*	274,659
Total U.S. Government Agency Securities		274,659

U.S. Treasury Obligations (26.2%)
U.S. Treasury Inflation Indexed Notes
1,063,000	0.38%, 7/15/25	1,145,143
U.S. Treasury Notes
2,586,000	1.50%, 11/30/19	2,574,888
1,720,000	2.25%, 2/29/20	1,718,858
1,814,000	2.25%, 2/15/27	1,837,809
		6,131,555
Total U.S. Treasury Obligations		7,276,698

Investment in Affiliates (6.3%)
1,745,479	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(c)	1,745,479
Total Investment in Affiliates		1,745,479

Total Investments (Cost $27,633,776) - 100.0%		27,756,863
Liabilities in excess of other assets — 0.0%		(110)
Net Assets - 100.0%		$27,756,753

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.9%)
$1,031,316	AccessLex Institute, Series 2007-1, Class C, 2.98% (US0003M + 40 bps), 10/25/35*	$934,933
1,000,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(a)	1,000,322
3,964	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	3,989
26,887	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	27,459
499,565	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52	509,138
518	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(b)	520
947,625	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(a)	983,594
54,686	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(a)	54,225
503,625	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	515,815
Total Asset Backed Securities		4,029,995

Mortgage Backed Securities† (33.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
75,323	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 4.00%, 11/25/36*(b)	62,797
21,140	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	20,131
		82,928
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
15,666	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	15,780
19,738	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	20,459
42,220	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	40,301
27,503	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	16,512
78,996	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	74,516
94,296	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	90,918
11,951	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	12,611
30,320	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	22,808
215,761	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	148,651

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$227,958	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	$156,760
19,130	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	19,664
4,127	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	4,167
34,770	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	35,424
792	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	790
56,939	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	60,504
60,643	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	64,404
23,270	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	24,072
29,724	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	31,036
4,866	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	5,107
12,767	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	13,609
22,354	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	20,775
251,129	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	214,052
138,336	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	98,715
		1,191,635
Prime Adjustable Rate Mortgage Backed Securities (1.5%)
1,210,928	JP Morgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(a)(b)	1,214,902
9,179	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.46%, 6/25/36*(b)	8,141
289,966	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.64%, 8/25/35*(b)	294,633
27,066	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 4.22%, 4/25/29*(b)	27,031
7,069	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.04%, 6/25/36*(b)	6,107
1,230	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.85%, 8/20/35*(b)	114
		1,550,928
Prime Fixed Mortgage Backed Securities (10.4%)
3,051	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,131
175,088	Chaseflex Trust, Series 2006-2, Class A5, 4.66%, 9/25/36*(b)	171,774
29,420	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	30,651
52,009	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	53,240
8,197	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	8,558

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,480	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	$9,987
99,821	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	73,951
5,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	5,232
115,863	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	64,353
1,142	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	1,087
127	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	132
809,993	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(b)	822,460
2,759	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	2,833
953,767	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57*(a)	978,629
1,047,269	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	1,048,708
482,946	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(a)(b)	487,907
31,088	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.39%, 4/25/36*(b)	28,543
30,645	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	30,660
37,399	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	39,667
9,758	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	10,053
952,202	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(a)(b)	965,767
974,589	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(a)(b)	985,770
164,006	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	165,317
931,372	Sequoia Mortgage Trust, Series 2017-7, Class A4, 3.50%, 10/25/47*(a)(b)	941,406
950,537	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(a)(b)	960,302
533,941	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(a)(b)	543,828
895,514	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	912,655
38,789	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	12,119
293,635	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	290,455
9,179	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	9,811
73,822	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	80,291

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$3,223	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	$3,217
931,490	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(a)(b)	938,292
		10,680,786
Subprime Mortgage Backed Securities (1.7%)
713,165	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)(b)	712,820
313,939	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	315,807
732,959	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	744,221
		1,772,848
U.S. Government Agency Mortgage Backed Securities (18.8%)
265,476	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	261,792
266,905	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	266,511
423,373	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	414,052
831,304	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	822,501
896,342	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	885,126
487,695	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	480,260
354,070	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	345,642
426,217	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	425,090
221,197	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	221,231
188,926	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	187,885
250,762	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	250,797
432,554	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	434,534
68,295	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	68,990
209,734	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	209,105
993,788	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	1,012,720
173,490	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	178,200
29,173	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	29,229
856,276	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	867,922
216,865	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	216,913
704,487	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	721,842
727,590	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(b)	745,588

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$832,066	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	$884,473
936,337	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(b)	1,014,138
61,423	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	63,890
19,683	Fannie Mae, 4.91% (H15T1Y + 231 bps), 12/1/27, Pool #422279	20,198
462	Fannie Mae, 5.00%, 8/1/33, Pool #730856	496
198	Fannie Mae, 5.00%, 7/1/35, Pool #832198	212
286	Fannie Mae, 5.50%, 2/1/33, Pool #683351	313
167	Fannie Mae, 5.50%, 9/1/34, Pool #725773	183
2,540	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	2,782
1,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	1,123
1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	1,073
7,419	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	7,836
2,649	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	2,781
41,739	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.44%, 8/25/42*(b)	42,624
19,842	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(b)	20,725
150,131	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	149,982
353,998	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	354,855
185,000	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	185,809
85,406	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	83,131
1,044,338	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	1,012,116
989,155	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	968,027
219,124	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	213,881
926,464	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	931,366
262,980	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	265,849
1,006,167	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,007,583
575,495	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	580,425
297,417	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	305,922
314,627	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	321,664
556,663	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	567,898
225,950	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	235,509
78,503	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	81,434

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,528	Freddie Mac, 4.00% (H15T1Y + 213 bps), 4/1/24, Pool #409624	$5,573
1,716	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	1,800
227	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	247
2,212	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	2,430
1,289	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,491
15,079	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	16,642
552	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	563
2,569	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	2,700
176,659	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	166,208
612,488	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	630,194
223,959	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	228,417
40,680	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	42,540
3,032	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	3,145
10,744	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	11,728
4,559	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	4,811
376	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	377
		19,493,094
Total Mortgage Backed Securities		34,772,219

Corporate Bonds (17.8%)
Banks (3.7%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,348,965
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100, MTN*	1,306,998
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,284,748
		3,940,711
Beverages (1.3%)
745,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100*(a)	786,046
585,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100*	567,982
		1,354,028
Capital Markets (1.5%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	1,302,696
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100*	200,960
		1,503,656
Diversified Financial Services (1.4%)
600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	601,127

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services, continued:
$850,000	Korea Development Bank, 2.75%, 3/19/23	$855,814
		1,456,941
Diversified Telecommunication Services (1.5%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	1,341,241
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/19 @ 100*	106,560
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/8/19 @ 100*	121,370
		1,569,171
Equity Real Estate Investment Trusts (0.4%)
379,993	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	389,547
Food Products (2.2%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	1,048,443
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	1,235,271
		2,283,714
Health Care Providers & Services (1.0%)
1,060,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	1,049,607
Hotels, Restaurants & Leisure (0.4%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	372,329
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,119,101
IT Services (1.0%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,018,264
Multiline Retail (1.0%)
1,010,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	981,805
Technology Hardware, Storage & Peripherals (1.3%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,336,175
Total Corporate Bonds		18,375,049

Taxable Municipal Bonds (10.9%)
Georgia (2.4%)
2,235,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,392,589
Kansas (1.6%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,672,174
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	238,278

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
New York (1.2%)
$1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	$1,282,529
Oklahoma (2.2%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	535,635
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,728,689
		2,264,324
Pennsylvania (1.2%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @100, AGM	1,204,794
Texas (0.9%)
945,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	952,163
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, GO, 5.70%, 10/1/40, Continuously Callable @100	1,205,057
Total Taxable Municipal Bonds		11,211,908

U.S. Government Agency Securities (2.6%)
Freddie Mac
1,000,000	2.50%, 6/9/21, Callable 9/9/19 @ 100*(b)(c)	1,000,063
1,650,000	2.50%, 5/25/21, Callable 8/25/19 @ 100*(b)(c)	1,651,673
Total U.S. Government Agency Securities		2,651,736

U.S. Treasury Obligations (28.7%)
U.S. Treasury Bonds
11,112,000	2.25%, 8/15/46	10,388,417
U.S. Treasury Inflation Indexed Notes
3,938,645	0.38%, 7/15/25	3,958,985
U.S. Treasury Notes
5,321,000	1.50%, 11/30/19	5,298,136
3,675,000	2.25%, 2/29/20	3,672,560
6,198,000	2.25%, 2/15/27	6,279,349
		15,250,045
Total U.S. Treasury Obligations		29,597,447
Investment in Affiliates (2.0%)
2,106,300	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(d)	2,106,300
Total Investment in Affiliates		2,106,300
Total Investments (Cost $101,616,016) - 99.6%		102,744,654
Other assets in excess of liabilities — 0.4%		397,687
Net Assets - 100.0%		$103,142,341

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2019.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (10.2%)
$41,220	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$41,392
60,704	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57*(a)(b)	61,123
46,628	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32*	47,379
76,852	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35*(a)	76,799
20,229	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	20,456
4,808	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A4, 3.67%, 6/25/35*(a)	4,799
157,744	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34*(a)	159,371
9,528	Equity One Mortgage Pass, Series 2003-4, Class AF5, 6.20%, 10/25/34*(a)	9,495
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.29%, 11/25/34*(a)	51,179
44,931	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.69%, 12/25/34*(a)	46,271
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	51,455
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34*(a)	151,355
Total Asset Backed Securities		721,074

Mortgage Backed Securities† (50.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (15.3%)
34,262	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	35,641
29,593	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34*	30,763
35,280	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34*	36,631
151,767	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	156,713
66,746	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	68,470
47,230	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	49,321
24,241	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34*	26,196
168,484	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34*	175,596
180,185	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33*	191,545
71,728	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34*	75,226

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$139,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	$140,028
64,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33*	65,753
29,989	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.21%, 2/25/34*(a)	31,084
		1,082,967
Prime Adjustable Rate Mortgage Backed Securities (6.0%)
10,198	BCAP LLC Trust, Series 2012-RR1, Class 2A3, 4.46%, 3/26/35(a)(b)	10,179
95,429	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 4.43%, 8/25/34*(a)	96,787
14,505	Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2, 4.96%, 5/25/34(a)(b)	14,996
156,904	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 4.88%, 8/25/33*(a)	161,785
53,230	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 4.39%, 7/25/34*(a)	53,775
84,139	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.57%, 9/25/34*(a)	86,064
		423,586
Prime Fixed Mortgage Backed Securities (25.7%)
30,414	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	32,290
13,506	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	13,670
15,961	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	16,355
73,000	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35*	74,909
56,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	57,045
59,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	59,267
140,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35*	143,949
71,980	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	74,526
67,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	68,539
69,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	72,195
59,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	62,444
162,482	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43*(a)(b)	152,748
108,350	CSMC Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(a)(b)	108,891

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$106,390	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47*(a)(b)	$107,483
49,019	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	50,503
182,750	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34*	183,485
106,180	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47*(a)(b)	104,150
65,809	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47*(a)(b)	66,319
133,322	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43*(a)	125,045
50,798	Sequoia Mortgage Trust, Series 2017-1, Class A4, 3.50%, 2/25/47*(a)(b)	51,447
141,119	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(a)(b)	143,743
55,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	56,447
		1,825,450
U.S. Government Agency Mortgage Backed Securities (3.2%)
126,196	Fannie Mae, Series 2003-W14, Class 2A, 4.61%, 1/25/43*(a)	131,805
97,203	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	97,911
		229,716
Total Mortgage Backed Securities		3,561,719

Shares or Principal Amount	Security Description	Value

Corporate Bonds (6.2%)
Diversified Telecommunication Services (1.2%)
$82,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	$87,985
Multiline Retail (1.4%)
100,000	Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100 *	100,967
Tobacco (3.6%)
125,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	136,548
86,000	Philip Morris International, Inc., 6.38%, 5/16/38	109,805
		246,353
Total Corporate Bonds		435,305

U.S. Treasury Obligations (23.7%)
U.S. Treasury Bonds
840,000	2.25%, 8/15/46	785,301
U.S. Treasury Notes
350,000	1.38%, 9/30/23	341,811
540,000	2.25%, 2/15/27	547,088
		888,899
Total U.S. Treasury Obligations		1,674,200

Investment in Affiliates (8.8%)
620,474	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(c)	620,474
Total Investment in Affiliates		620,474

Total Investments (Cost $6,828,436) - 99.1%		7,012,772
Other assets in excess of liabilities — 0.9%		63,176
Net Assets - 100.0%		$7,075,948

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (101.2%)
Alaska (3.0%)
$500,000	Valdez Alaska Marine Terminal Revenue, Series C, 2.31%, 12/1/29, Continuously Callable @100, Insured by: GTY(a)	$500,000
Colorado (3.9%)
650,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.40%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	650,000
Florida (7.5%)
700,000	Florida State Municipal Power Agency Revenue, Series C, 2.29%, 10/1/35, Continuously Callable @100, Enhanced by: LOC(a)	700,000
550,000	Palm Beach County Revenue, 1.48%, 7/1/32, Callable 7/1/19 @ 100, Northern Trust Co*(a)	550,000
		1,250,000
Georgia (3.0%)
500,000	Georgia Private Colleges & Universities Authority Revenue, Series B-3, 1.35%, 9/1/35, Continuously Callable @100(a)	500,000
Illinois (10.6%)
105,000	Adams County School District No 172, GO, 4.00%, 2/1/20, BAM	106,413
200,000	Channahon Illinois, Morris Hospital Revenue, 1.43%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	200,000
235,000	Cook County School District No 130 Blue Island, GO, 5.00%, 12/1/19, AGC	238,908
300,000	Cook County School District No 148 Dolton, GO, 5.00%, 12/1/19	304,380
250,000	Hancock County Community Consolidated School District No 328 Hamilton, GO, 3.00%, 12/1/19	251,695
700,000	Illinois State Finance Authority Revenue, Series C, 1.40%, 2/15/33, Continuously Callable @100(a)	700,000
		1,801,396
Indiana (6.0%)
500,000	Brownsburg 1999 School Building Corp. Revenue, 2.50%, 4/10/20, Continuously Callable @100	501,585
500,000	Vanderburgh County Redevelopment District Revenue, 3.25%, 7/1/19	500,325
		1,001,910
Louisiana (2.9%)
485,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.40%, 7/1/47, Continuously Callable @100, BNY(a)	485,000
Michigan (3.0%)
500,000	Bishop International Airport Authority, GO, 3.13%, 12/1/19	503,940

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Missouri (3.1%)
$520,000	Health and Educational Facilities Authority of the State of Missouri Revenue, 1.44%, 2/1/31, Continuously Callable @100, BAM(a)	$520,000
Nevada (1.8%)
300,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.45%, 12/1/39, Continuously Callable @100, BAM(a)	300,000
Ohio (17.4%)
500,000	City of Akron Ohio Income Tax Revenue, 3.50%, 12/10/19	504,969
500,000	City of Lorain Ohio, GO, 3.50%, 7/17/19	501,032
400,000	City of Moraine Ohio, GO, 3.00%, 6/26/19	400,179
500,000	City of Parma Heights Ohio, GO, 2.50%, 4/9/20	503,485
500,000	City of Whitehall Ohio Revenue, 3.50%, 12/11/19	503,850
200,000	County of Belmont Ohio, GO, 3.00%, 1/29/20	201,632
300,000	County of Perry, Ohio, GO, 3.63%, 8/21/19	301,401
		2,916,548
Oklahoma (2.4%)
130,000	Caddo County Governmental Building Authority Revenue, 5.00%, 9/1/19	130,841
115,000	Cleveland County Educational Facilities Authority Revenue, 4.00%, 9/1/20	118,148
150,000	Pontotoc County Educational Facilities Authority Revenue, 5.00%, 9/1/19	151,235
		400,224
Oregon (4.0%)
665,000	Salem Hospital Facility Authority Revenue, Series B, 1.45%, 8/15/34, Continuously Callable @100, U.S. Bank NA(a)	665,000
Pennsylvania (3.0%)
500,000	Philadelphia Pennsylvania, GO, Series B, 1.40%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	500,000
South Carolina (2.6%)
425,000	Lexington County Health Services District, Inc. Revenue, 5.00%, 11/1/19	430,568
Tennessee (3.6%)
600,000	Clarksville Tennessee Public Building Authority Revenue, 2.30%, 1/1/33, Callable 7/1/19 @ 100, BAM*(a)	600,000
Texas (18.3%)
400,000	Austin Texas Hotel Occupancy Tax Revenue, 1.43%, 11/15/29, Continuously Callable @100, JPM(a)	400,000
270,000	City of Victoria Texas Revenue, 3.00%, 8/15/19	270,864
400,000	Fort Bend Country Municipal Utility District No 137, GO, 3.00%, 9/1/19, BAM	401,424
500,000	Gulf Coast Waste Disposal Authority Revenue, 2.31%, 6/1/20, Continuously Callable @100(a)	500,000

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$105,000	Harris County Municipal Utility District No 374, 2.00%, 9/1/19	$105,056
170,000	Laredo Community College District Revenue, 3.00%, 8/1/19, AGM	170,396
285,000	Montgomery County Municipal Utility District No 18, 2.00%, 3/1/20	285,792
125,000	Paseo del Este Municipal Utility District No 10, 4.00%, 8/15/20	128,210
100,000	Remington Municipal Utility District No 1, 3.00%, 9/1/20, AGM	101,366
500,000	State of Texas Revenue, 4.00%, 8/29/19	502,995
195,000	Trophy Club Municipal Utility District No 1, 3.00%, 9/1/19	195,718
		3,061,821

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Wisconsin (2.7%)
$460,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.45%, 3/1/36, Callable 7/1/19 @ 100, JPM*(a)	$460,000
Wyoming (2.4%)
400,000	County of Lincoln Wyoming Revenue, 2.31%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	400,000
Total Municipal Bonds		16,946,407
Investment in Affiliates (1.1%)
185,107	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(b)	185,107
Total Investment in Affiliates		185,107

Total Investments (Cost $17,121,282) - 102.3%		17,131,514
Liabilities in excess of other assets — (2.3)%		(384,480)
Net Assets - 100.0%		$16,747,034

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2019.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York Mellon
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (47.5%)
Aerospace & Defense (1.4%)
196	BWX Technologies, Inc.	$9,122
455	General Dynamics Corp.	73,173
507	Harris Corp.	94,905
53	HEICO Corp.	6,444
40	HEICO Corp., Class A	3,930
99	L3 Technologies, Inc.	23,964
307	Lockheed Martin Corp.	103,933
149	Northrop Grumman Corp.	45,184
396	Raytheon Co.	69,102
514	Spirit AeroSystems Holdings, Inc., Class A	41,655
8	Teledyne Technologies, Inc.(a)	1,886
246	The Boeing Co.	84,036
28	TransDigm Group, Inc.(a)	12,347
488	United Technologies Corp.	61,634
130	Vectrus, Inc.(a)	4,588
		635,903
Air Freight & Logistics (0.2%)
752	Expeditors International of Washington, Inc.	52,332
395	United Parcel Service, Inc., Class B	36,703
		89,035
Airlines (0.1%)
658	Delta Air Lines, Inc.	33,887
609	JetBlue Airways Corp.(a)	10,493
184	Southwest Airlines Co.	8,758
181	United Continental Holdings, Inc.(a)	14,055
		67,193
Auto Components (0.1%)
147	Aptiv PLC	9,414
893	Gentex Corp.	19,074
195	Lear Corp.	23,211
		51,699
Automobiles (0.0%)
1,261	Ford Motor Co.	12,005
Banks (2.2%)
5,084	Bank of America Corp.	135,234
184	BankUnited, Inc.	5,976
1,494	BB&T Corp.	69,845
232	Citigroup, Inc.	14,419
550	Comerica, Inc.	37,851
678	Commerce Bancshares, Inc.	38,870
386	Cullen/Frost Bankers, Inc.	35,230
580	East West Bancorp, Inc.	24,778
527	First Horizon National Corp.	7,067
92	First Republic Bank/CA	8,926
815	HSBC Holdings PLC ADR	33,227
2,109	JPMorgan Chase & Co.	223,471
84	M&T Bank Corp.	13,406
133	PacWest Bancorp	4,833
1,241	People’s United Financial, Inc.	19,074
103	Preferred Bank/Los Angeles CA	4,508
149	SVB Financial Group(a)	30,009
621	The PNC Financial Services Group, Inc.	79,028
2,872	U.S. Bancorp	144,174
1,893	Umpqua Holdings Corp.	30,231
557	Wells Fargo & Co.	24,714
483	Western Alliance Bancorp(a)	19,875
		1,004,746
Beverages (1.0%)
159	Brown-Forman Corp., Class B	7,947

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
92	Constellation Brands, Inc., Class A	$16,233
423	Keurig Dr Pepper, Inc.	11,924
230	Monster Beverage Corp.(a)	14,228
1,981	PepsiCo, Inc.	253,568
15	The Boston Beer Co, Inc., Class A(a)	4,715
3,013	The Coca-Cola Co.	148,029
		456,644
Biotechnology (0.7%)
280	Amgen, Inc.	46,676
104	Biogen, Inc.(a)	22,806
403	BioMarin Pharmaceutical, Inc.(a)	33,143
81	BioSpecifics Technologies Corp.(a)	4,791
91	Eagle Pharmaceuticals, Inc./DE(a)	4,624
2,555	Exelixis, Inc.(a)	50,052
930	Gilead Sciences, Inc.	57,893
45	Regeneron Pharmaceuticals, Inc.(a)	13,577
526	United Therapeutics Corp.(a)	44,168
328	Vertex Pharmaceuticals, Inc.(a)	54,507
		332,237
Building Products (0.3%)
426	Allegion PLC	41,343
158	Armstrong World Industries, Inc.	14,015
323	Builders FirstSource, Inc.(a)	4,548
74	CSW Industrials, Inc.	4,731
162	Lennox International, Inc.	42,785
110	Patrick Industries, Inc.(a)	4,487
76	Simpson Manufacturing Co, Inc.	4,624
77	Trex Co, Inc.(a)	4,606
		121,139
Capital Markets (1.3%)
250	Ameriprise Financial, Inc.	34,558
70	BlackRock, Inc.	29,089
43	CBOE Holdings, Inc.	4,667
587	CME Group, Inc.	112,773
89	Cohen & Steers, Inc.	4,559
288	E*Trade Financial Corp.	12,902
208	Eaton Vance Corp.	7,950
52	Evercore, Inc.	4,016
109	FactSet Research Systems, Inc.	30,324
265	GAMCO Investors, Inc., Class A	4,518
332	Intercontinental Exchange, Inc.	27,294
573	LPL Financial Holdings, Inc.	45,966
31	MarketAxess Holdings, Inc.	9,232
62	Moody’s Corp.	11,339
152	Morgan Stanley	6,185
416	MSCI, Inc., Class A	91,524
550	Nasdaq, Inc.	49,852
299	S&P Global, Inc.	63,950
572	SEI Investments Co.	28,743
85	Stifel Financial Corp.	4,559
135	T. Rowe Price Group, Inc.	13,654
44	The Goldman Sachs Group, Inc.	8,030
461	Virtu Financial, Inc., Class A	10,612
154	Westwood Holdings Group, Inc.	4,508
		620,804
Chemicals (0.7%)
185	AdvanSix, Inc.(a)	4,510
284	Air Products & Chemicals, Inc.	57,820
661	Axalta Coating Systems, Ltd.(a)	15,540
77	Celanese Corp., Class A	7,310
958	CF Industries Holdings, Inc.	38,550
45	Chase Corp.	4,576

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Chemicals, continued:
162	Chemours Co.	$3,417
165	DowDuPont, Inc.	5,036
82	Eastman Chemical Co.	5,323
401	Ecolab, Inc.	73,819
52	Ingevity Corp.(a)	4,560
69	International Flavors & Fragrances, Inc.	9,344
476	LyondellBasell Industries NV, Class A	35,343
25	Quaker Chemical Corp.	4,522
126	RPM International, Inc.	6,744
47	The Sherwin-Williams Co.	19,714
124	Trinseo SA	4,568
325	Westlake Chemical Corp.	18,619
		319,315
Commercial Services & Supplies (0.6%)
551	Cintas Corp.	122,229
4,765	Covanta Holding Corp.	80,338
303	Kimball International, Inc., Class B	4,678
128	Republic SVCS, Inc.	10,828
9	Rollins, Inc.	338
627	Waste Management, Inc.	68,562
		286,973
Communications Equipment (0.8%)
550	Arista Networks, Inc.(a)	134,525
3,445	Cisco Systems, Inc.	179,243
109	Motorola Solutions, Inc.	16,345
180	Palo Alto Networks, Inc.(a)	36,025
		366,138
Construction & Engineering (0.1%)
270	AECOM Technology Corp.(a)	8,613
1,234	Fluor Corp.	34,206
390	Sterling Construction Co, Inc.(a)	4,657
		47,476
Consumer Finance (0.1%)
135	American Express Co.	15,486
65	Credit Acceptance Corp.(a)	29,665
213	Enova International, Inc.(a)	4,548
521	Santander Consumer USA Holdings, Inc.	11,665
34	World Acceptance Corp.(a)	4,498
		65,862
Containers & Packaging (0.4%)
226	AptarGroup, Inc.	25,599
110	Bemis Co., Inc.	6,419
1,252	Berry Plastics Group, Inc.(a)	58,869
756	Packaging Corp. of America	67,344
106	Sonoco Products Co.	6,554
		164,785
Distributors (0.0%)
127	Core-Mark Holding Co, Inc.	4,684
95	Pool Corp.	17,079
		21,763
Diversified Consumer Services (0.2%)
130	Bright Horizons Family Solutions, Inc.(a)	17,818
152	K12, Inc.(a)	4,647
865	ServiceMaster Global Holdings, Inc.(a)	46,709
		69,174
Diversified Financial Services (0.2%)
470	Berkshire Hathaway, Inc., Class B(a)	92,788
278	Jefferies Financial Group, Inc.	4,912
29	Voya Financial, Inc.	1,477
		99,177

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Diversified Telecommunication Services (0.7%)
6,125	AT&T, Inc.	$187,303
2,683	Verizon Communications, Inc.	145,821
		333,124
Electric Utilities (1.0%)
313	Alliant Energy Corp.	14,855
412	Duke Energy Corp.	35,271
185	Eversource Energy	13,660
738	Exelon Corp.	35,483
559	NextEra Energy, Inc.	110,800
1,476	OGE Energy Corp.	61,343
538	Pinnacle West Capital Corp.	50,524
90	Portland General Electric Co.	4,757
2,345	PPL Corp.	69,787
465	Spark Energy, Inc., Class A	4,557
976	Xcel Energy, Inc.	55,964
		457,001
Electrical Equipment (0.3%)
132	AMETEK, Inc.	10,809
246	Eaton Corp. PLC	18,325
1,609	Emerson Electric Co.	96,927
150	Regal-Beloit Corp.	10,905
52	Rockwell Automation, Inc.	7,740
		144,706
Electronic Equipment, Instruments & Components (0.7%)
599	Amphenol Corp., Class A	52,113
1,137	CDW Corp.	111,926
2,501	Corning, Inc.	72,129
87	Insight Enterprises, Inc.(a)	4,479
428	Keysight Technologies, Inc.(a)	32,156
1,038	Trimble Inc.(a)	41,416
		314,219
Energy Equipment & Services (0.1%)
488	Apergy Corp.(a)	15,132
143	Cactus, Inc., Class A(a)	4,655
131	Helmerich & Payne, Inc.	6,407
697	Liberty Oilfield Services, Inc., Class A	8,887
237	ProPetro Holding Corp.(a)	4,603
1,389	RPC, Inc.	10,334
		50,018
Entertainment (1.0%)
78	Cinemark Holdings, Inc.	2,963
317	Netflix, Inc.(a)	108,820
779	Take-Two Interactive Software(a)	84,249
16	The Madison Square Garden Co., Class A(a)	4,733
133	The Marcus Corp.	4,650
2,002	The Walt Disney Co.	264,344
		469,759
Equity Real Estate Investment Trusts (2.4%)
1,206	American Homes 4 Rent, Class A	29,438
176	American Tower Corp.	36,744
709	Apartment Investment & Management Co.	35,415
80	AvalonBay Communities, Inc.	16,241
90	Boston Properties, Inc.	11,775
803	Brixmor Property Group, Inc.	13,771
1,585	Chesapeake Lodging Trust	45,600
55	CoreSite Realty Corp.	6,420
909	Crown Castle International Corp.	118,178
1,975	CubeSmart	66,597
773	Digital Reality Trust, Inc.	90,998
430	Douglas Emmett, Inc.	17,325

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
1,878	Duke Realty Corp.	$56,509
45	Equinix, Inc.	21,861
280	Equity LifeStyle Properties, Inc.	34,065
720	Equity Residential	55,130
38	Essex Property Trust, Inc.	11,086
654	Extra Space Storage, Inc.	70,083
2,769	Host Hotels & Resorts, Inc.	50,147
534	Lamar Advertising Co.	41,764
47	Mid-America Apartment Communities, Inc.	5,366
1,062	Prologis, Inc.	78,238
29	PS Business Parks, Inc.	4,667
414	Public Storage	98,481
162	Realty Income Corp.	11,353
266	RLJ Lodging Trust	4,567
58	Ryman Hospitality Properties, Inc.	4,637
178	Simon Property Group, Inc.	28,852
135	SL Green Realty Corp.	11,610
216	The GEO Group, Inc.	4,737
399	Vici Properties, Inc.	8,850
93	Vornado Realty Trust	6,159
217	Weingarten Realty Investors	6,119
440	Weyerhaeuser Co.	10,032
220	Xenia Hotels & Resorts, Inc.	4,600
		1,117,415
Food & Staples Retailing (0.8%)
337	Costco Wholesale Corp.	80,738
151	Ingles Markets, Inc., Class A	4,501
377	SpartanNash Co.	4,351
791	Sysco Corp.	54,437
713	US Foods Holding Corp.(a)	24,641
135	Walgreens Boots Alliance, Inc.	6,661
1,715	Wal-Mart Stores, Inc.	173,970
		349,299
Food Products (0.8%)
313	Archer-Daniels-Midland Co.	11,994
106	Conagra Brands, Inc.	2,838
1,320	Hormel Foods Corp.	52,127
61	John B Sanfilippo & Son, Inc.	4,676
667	Kellogg Co.	35,058
86	Lamb Weston Holdings, Inc.	5,096
32	Lancaster Colony Corp.	4,603
71	McCormick & Co.	11,079
2,794	Mondelez International, Inc., Class A	142,074
132	The Kraft Heinz Co.	3,650
1,298	Tyson Foods, Inc., Class A	98,504
		371,699
Gas Utilities (0.2%)
125	Atmos Energy Corp.	12,725
52	Chesapeake Utilities Corp.	4,721
100	New Jersey Resources Corp.	4,745
54	ONE Gas, Inc.	4,728
1,105	UGI Corp.	57,029
		83,948
Health Care Equipment & Supplies (1.8%)
1,103	Abbott Laboratories	83,971
109	ABIOMED, Inc.(a)	28,549
138	Align Technology, Inc.(a)	39,240
1,541	Baxter International, Inc.	113,172
248	Becton, Dickinson & Co.	57,893
631	Danaher Corp.	83,298
484	Edwards Lifesciences Corp.(a)	82,619

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies, continued:
666	Hill-Rom Holdings, Inc.	$64,036
1,302	Hologic, Inc.(a)	57,301
47	IDEXX Laboratories, Inc.(a)	11,739
63	Intuitive Surgical, Inc.(a)	29,286
782	Medtronic PLC	72,398
79	ResMed, Inc.	9,015
196	Stryker Corp.	35,915
173	Teleflex, Inc.	49,876
14	The Cooper Cos., Inc.	4,169
		822,477
Health Care Providers & Services (1.0%)
83	Amedisys, Inc.(a)	9,322
332	Anthem, Inc.	92,289
281	Centene Corp.(a)	16,228
113	Chemed Corp.	37,057
71	Cigna Corp.	10,509
153	CVS Health Corp.	8,013
196	HCA Healthcare, Inc.	23,708
137	Henry Schein, Inc.(a)	8,831
32	Humana, Inc.	7,836
41	LHC Group, Inc.(a)	4,644
43	Molina Healthcare, Inc.(a)	6,117
90	National Research Corp.	4,589
172	Premier, Inc., Class A(a)	6,321
184	Quest Diagnostics, Inc.	17,647
386	RadNet, Inc.(a)	4,663
321	Select Medical Holdings Corp.(a)	4,510
87	The Ensign Group, Inc.	4,634
858	UnitedHealth Group, Inc.	207,465
24	Universal Health Services, Inc., Class B	2,869
		477,252
Health Care Technology (0.2%)
184	Cerner Corp.(a)	12,874
368	Veeva Systems, Inc.(a)	56,779
		69,653
Hotels, Restaurants & Leisure (1.4%)
237	Bloomin’ Brands, Inc.	4,576
914	Darden Restaurants, Inc.	106,317
456	Dunkin’ Brands Group, Inc.	33,844
979	Hilton Worldwide Holdings, Inc.	87,562
113	Hyatt Hotels Corp., Class A	8,163
217	Las Vegas Sands Corp.	11,935
524	McDonald’s Corp.	103,893
830	Norwegian Cruise Line Holdings, Ltd.(a)	45,409
235	Six Flags Entertainment Corp.	11,600
1,226	Starbucks Corp.	93,250
2,345	Wendy’s Co. (The)	43,125
775	Yum! Brands, Inc.	79,321
		628,995
Household Durables (0.2%)
200	D.R. Horton, Inc.	8,552
1,416	Garmin, Ltd.	108,296
		116,848
Household Products (1.1%)
164	Central Garden & Pet Co.(a)	4,617
514	Church & Dwight Co., Inc.	38,247
1,071	Colgate-Palmolive Co.	74,563
1,064	Energizer Holdings, Inc.	43,539
204	Kimberly-Clark Corp.	26,090
723	The Clorox Co.	107,589
1,983	The Procter & Gamble Co.	204,070
		498,715

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Independent Power and Renewable Electricity Producers (0.0%)
857	AES Corp.	$13,541
Industrial Conglomerates (0.5%)
512	3M Co.	81,792
79	Carlisle Cos., Inc.	10,531
703	Honeywell International, Inc.	115,510
81	Roper Technologies, Inc.	27,858
		235,691
Insurance (1.2%)
447	Aflac, Inc.	22,931
137	AON PLC	24,670
694	Assured Guaranty, Ltd.	28,364
152	Athene Holdings, Ltd.(a)	6,179
234	Brighthouse Financial, Inc.(a)	8,305
219	Cincinnati Financial Corp.	21,515
128	Erie Indemnity Co., Class A	27,222
172	First American Financial	8,884
1,192	FNF Group	45,952
167	Lincoln National Corp.	9,928
402	Marsh & McLennan Cos., Inc.	38,431
205	National General Holdings Corp.	4,658
199	Principal Financial Group, Inc.	10,262
429	Prudential Financial, Inc.	39,631
654	The Allstate Corp.	62,463
146	The Hanover Insurance Group, Inc.	17,835
385	The Hartford Financial Services Group, Inc.	20,274
1,253	The Progressive Corp.	99,337
103	Torchmark Corp.	8,808
		505,649
Interactive Media & Services (1.6%)
76	Alphabet, Inc., Class A(a)	84,094
118	Alphabet, Inc., Class C(a)	130,228
2,176	Facebook, Inc., Class A(a)	386,175
84	IAC/InterActiveCorp.(a)	18,551
1,091	Match Group, Inc.	74,897
605	QuinStreet, Inc.(a)	9,275
383	Twitter, Inc.(a)	13,957
149	Yelp, Inc.(a)	4,579
		721,756
Internet & Direct Marketing Retail (0.9%)
167	Amazon.com, Inc.(a)	296,437
34	Booking Holdings, Inc.(a)	56,311
439	Expedia, Inc.	50,485
160	Wayfair, Inc., Class A(a)	23,042
		426,275
IT Services (3.0%)
375	Accenture PLC, Class A	66,776
326	Automatic Data Processing, Inc.	52,199
682	Booz Allen Hamilton Holding Corp.	43,082
297	Broadridge Financial Solutions, Inc.	37,086
23	CACI International, Inc., Class A(a)	4,681
331	Cognizant Technology Solutions Corp., Class A	20,499
103	CSG System International, Inc.	4,620
355	Fidelity National Information Services, Inc.	42,707
1,816	Fiserv, Inc.(a)	155,921
91	Global Payments, Inc.	14,018
69	Jack Henry & Associates, Inc.	9,054
118	Leidos Holdings, Inc.	8,889
855	MasterCard, Inc., Class A	215,023
62	Okta, Inc.(a)	7,020

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
776	Paychex, Inc.	$66,573
682	Paypal Holdings, Inc.(a)	74,850
344	Presidio, Inc.	4,558
735	The Western Union Co.	14,259
571	Total System Services, Inc.	70,536
927	VeriSign, Inc.(a)	180,745
1,363	Visa, Inc., Class A	219,892
165	Worldpay, Inc., Class A(a)	20,071
		1,333,059
Leisure Products (0.1%)
385	Hasbro, Inc.	36,628
181	YETI Holdings, Inc.(a)	4,330
		40,958
Life Sciences Tools & Services (0.8%)
838	Agilent Technologies, Inc.	56,188
243	Charles River Laboratories International, Inc.(a)	30,484
112	Illumina, Inc.(a)	34,374
299	Iqvia Holdings, Inc.(a)	40,619
100	Mettler-Toledo International, Inc.(a)	72,309
341	Thermo Fisher Scientific, Inc.	91,040
197	Waters Corp.(a)	39,540
		364,554
Machinery (0.7%)
2,460	Allison Transmission Holdings, Inc.	101,820
146	Crane Co.	11,163
1,125	Fortive Corp.	85,669
423	Graco, Inc.	19,974
257	Illinois Tool Works, Inc.	35,887
147	ITT, Inc.	8,470
223	Meritor, Inc.(a)	4,496
75	Parker-Hannifin Corp.	11,424
65	Stanley Black & Decker, Inc.	8,269
290	The Timken Co.	12,763
342	The Toro Co.	22,285
		322,220
Media (0.4%)
43	Cable One, Inc.	48,033
794	CBS Corp., Class B	38,334
514	Comcast Corp., Class A	21,074
258	Discovery Communications, Inc., Class A(a)	7,033
210	Fox Corp., Class A	7,398
141	GCI Liberty, Inc., Class A(a)	8,191
450	Msg Networks, Inc., Class A(a)	9,500
131	Omnicom Group, Inc.	10,134
157	Saga Communications, Inc., Class A	4,569
238	TechTarget, Inc.(a)	4,498
438	The Interpublic Group of Cos., Inc.	9,294
		168,058
Metals & Mining (0.2%)
311	Newmont Mining Corp.	10,291
241	Reliance Steel & Aluminum Co.	20,068
212	Schnitzer Steel Industries, Inc.	4,475
1,639	Steel Dynamics, Inc.	41,221
		76,055
Mortgage Real Estate Investment Trusts (0.1%)
1,257	AGNC Investment Corp.	20,615
1,059	Annaly Capital Management, Inc.	9,330
		29,945
Multiline Retail (0.2%)
385	Dollar General Corp.	49,002

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multiline Retail, continued:
140	Dollar Tree, Inc.(a)	$14,223
196	Kohl’s Corp.	9,667
		72,892
Multi-Utilities (0.5%)
62	Black Hills Corp.	4,724
1,018	CenterPoint Energy, Inc.	28,952
184	Consolidated Edison, Inc.	15,879
378	Dominion Resources, Inc.	28,418
106	DTE Energy Co.	13,300
429	MDU Resources Group, Inc.	10,588
66	NorthWestern Corp.	4,682
834	Public Service Enterprise Group, Inc.	49,006
1,188	WEC Energy Group, Inc.	95,693
		251,242
Oil, Gas & Consumable Fuels (2.3%)
3,134	Cabot Oil & Gas Corp.	78,413
1,344	Chevron Corp.	153,013
521	ConocoPhillips	30,718
1,145	Continental Resources, Inc.(a)	40,075
213	CVR Energy, Inc.	9,046
147	Delek US Holdings, Inc.	4,500
965	EOG Resources, Inc.	79,014
3,279	Exxon Mobil Corp.	232,054
643	HollyFrontier Corp.	24,421
525	Marathon Petroleum Corp.	24,145
276	Matador Resources Co.(a)	4,537
407	Murphy Oil Corp.	10,114
1,897	Noble Energy, Inc.	40,596
928	Occidental Petroleum Corp.	46,187
872	ONEOK, Inc.	55,477
1,237	PBF Energy, Inc.	32,657
246	Phillips 66	19,877
283	Pioneer Natural Resources Co.	40,175
564	SM Energy Co.	6,559
1,960	The Williams Cos., Inc.	51,705
827	TOTAL SA ADR	42,591
466	Valero Energy Corp.	32,806
733	Whiting Petroleum Corp.(a)	13,473
		1,072,153
Paper & Forest Products (0.0%)
324	Domtar Corp.	13,624
410	Louisiana-Pacific Corp.	9,356
		22,980
Personal Products (0.1%)
35	Medifast, Inc.	4,513
127	The Estee Lauder Cos., Inc., Class A	20,451
64	USANA Health Sciences, Inc.(a)	4,530
		29,494
Pharmaceuticals (1.9%)
551	Eli Lilly & Co.	63,883
331	Innoviva, Inc.(a)	4,525
2,996	Johnson & Johnson	392,925
1,177	Merck & Co., Inc.	93,230
6,244	Pfizer, Inc.	259,251
764	Zoetis, Inc.	77,202
		891,016
Professional Services (0.3%)
21	CoStar Group, Inc.(a)	10,702
69	Equifax, Inc.	8,342
225	IHS Markit, Ltd.(a)	12,913
130	Kforce, Inc.	4,518
131	ManpowerGroup, Inc.	11,203

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Professional Services, continued:
1,484	Robert Half International, Inc.	$79,632
91	Verisk Analytics, Inc., Class A	12,740
		140,050
Real Estate Management & Development (0.1%)
438	CBRE Group, Inc., Class A(a)	20,017
300	Marcus & Millichap, Inc.(a)	9,162
154	Re/MAX Holdings, Inc.	4,561
187	The RMR Group, Inc., Class A	9,017
		42,757
Road & Rail (0.4%)
281	Old Dominion Freight Line, Inc.	37,216
87	Ryder System, Inc.	4,394
246	Schneider National, Inc., Class B	4,133
872	Union Pacific Corp.	145,431
		191,174
Semiconductors & Semiconductor Equipment (1.7%)
774	Advanced Micro Devices, Inc.(a)	21,215
266	Analog Devices, Inc.	25,701
213	Applied Materials, Inc.	8,241
206	Broadcom, Inc.	51,838
122	Cirrus Logic, Inc.(a)	4,559
147	Diodes, Inc.(a)	4,547
3,354	Intel Corp.	147,710
914	Lam Research Corp.	159,593
657	Maxim Integrated Products, Inc.	34,552
2,515	Micron Technology, Inc.(a)	82,014
163	Nanometrics, Inc.(a)	4,637
419	NVIDIA Corp.	56,758
557	ON Semiconductor Corp.(a)	9,892
597	QUALCOMM, Inc.	39,892
101	Skyworks Solutions, Inc.	6,730
907	Texas Instruments, Inc.	94,609
193	Xilinx, Inc.	19,746
		772,234
Software (2.2%)
546	Adobe Systems, Inc.(a)	147,911
78	Alarm.com Holdings, Inc.(a)	4,548
49	ANSYS, Inc.(a)	8,796
1,762	Cadence Design Systems, Inc.(a)	112,010
917	Citrix Systems, Inc.	86,308
1,577	Fortinet, Inc.(a)	114,301
296	Intuit, Inc.	72,476
290	Manhattan Associates, Inc.(a)	18,986
2,427	Microsoft Corp.	300,171
464	Oracle Corp.	23,478
110	Progress Software Corp.	4,506
52	Qualys, Inc.(a)	4,608
485	Salesforce.com, Inc.(a)	73,434
188	Workday, Inc.(a)	38,375
		1,009,908
Specialty Retail (1.0%)
19	AutoZone, Inc.(a)	19,515
70	Burlington Stores, Inc.(a)	10,961
112	Genesco, Inc.(a)	5,038
444	Lowe’s Cos., Inc.	41,416
208	O’Reilly Automotive, Inc.(a)	77,244
710	Ross Stores, Inc.	66,023
175	Shoe Carnival, Inc.	4,496
134	Sleep Number Corp.(a)	4,665
963	The Home Depot, Inc.	182,825
742	The TJX Cos., Inc.	37,315
61	Ulta Beauty, Inc.(a)	20,336

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Specialty Retail, continued:
28	Winmark Corp.	$4,616
		474,450
Technology Hardware, Storage & Peripherals (1.9%)
4,504	Apple, Inc.	788,516
4,024	HP, Inc.	75,168
180	NetApp, Inc.	10,656
		874,340
Textiles, Apparel & Luxury Goods (0.3%)
52	Columbia Sportswear Co.	4,877
31	Deckers Outdoor Corp.(a)	4,715
27	Kontoor Brands, Inc.(a)	791
907	NIKE, Inc., Class B	69,966
64	Oxford Industries, Inc.	4,559
133	Ralph Lauren Corp.	13,982
644	VF Corp.	52,731
		151,621
Thrifts & Mortgage Finance (0.1%)
12	LendingTree, Inc.(a)	4,509
625	New York Community Bancorp, Inc.	6,206
2,620	Oritani Financial Corp.	41,920
208	Radian Group, Inc.	4,670
		57,305
Tobacco (0.4%)
2,057	Altria Group, Inc.	100,917
994	Philip Morris International, Inc.	76,667
		177,584
Trading Companies & Distributors (0.4%)
658	Fastenal Co.	20,128
1,022	H&E Equipment Services, Inc.	24,845
1,572	HD Supply Holdings, Inc.(a)	65,222
610	MSC Industrial Direct Co., Inc., Class A	43,103
26	W.W. Grainger, Inc.	6,804
70	Watsco, Inc.	11,017
		171,119
Water Utilities (0.1%)
65	American States Water Co.	4,741
248	American Water Works Co., Inc.	28,029
		32,770
Wireless Telecommunication Services (0.0%)
236	T-Mobile US, Inc.(a)	17,332
Total Common Stocks		21,827,378

Asset Backed Securities (2.1%)
$201,232	AccessLex Institute, Series 2007-1, Class C, 2.98% (US0003M + 40 bps), 10/25/35*	182,426
44,430	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.15% (US0001M + 72 bps), 10/25/34*	44,417
152,891	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.71%, 12/25/33*(b)	154,963
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.23% (US0001M + 180 bps), 9/25/43*	208,168
199,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*	207,072
148,125	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	151,710
Total Asset Backed Securities		948,756

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (14.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
$204,363	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.85%, 4/25/37*(b)	$178,101
3,365	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	3,376
		181,477
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
53,816	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	54,396
68,162	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	72,932
69,588	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	68,512
25,473	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	19,868
47,148	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	45,459
11,737	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	9,944
20,050	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	20,938
569	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	545
80,122	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.32%, 6/25/36*(b)	77,240
180,208	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	185,010
6,066	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	6,442
37,278	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	38,512
81,453	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	88,459
39,043	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	39,789
20,199	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	14,897
153,064	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	55,514
348	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	347
11,177	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	10,388
66,968	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	57,081
39,525	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	28,204

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$43,505	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	$42,098
		936,575
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
10,018	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 4.04%, 9/25/34*(b)	8,680
9,428	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.72%, 7/25/37*(b)	8,533
193,667	JP Morgan Mortgage Trust, Series 2014-5, Class A1, 2.98%, 10/25/29*(b)(c)	194,303
		211,516
Prime Fixed Mortgage Backed Securities (3.1%)
206,663	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	154,671
24,982	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	23,579
15,772	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 4.46%, 5/25/35*(b)	16,055
103,695	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	117,535
38,338	Countrywide Home Loans, Series 2005-22, Class 2A1, 4.01%, 11/25/35*(b)	34,620
972	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	970
31,205	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	31,944
35,650	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	26,411
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	40,246
25,652	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	13,070
197,818	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(b)	198,091
18,169	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	18,128
190,440	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	193,153
193,994	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48(b)(c)	196,221
17,528	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	18,854
172,825	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(b)	174,600
162,045	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	165,147
5,430	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	5,161
431	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	442

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,315	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	$9,077
		1,437,975
Subprime Mortgage Backed Securities (0.8%)
128,604	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	128,541
78,485	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	78,952
150,903	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	153,222
		360,715
U.S. Government Agency Mortgage Backed Securities (7.5%)
78,438	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	75,255
80,495	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	80,376
99,345	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	97,831
179,499	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	175,226
110,599	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	110,615
188,926	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	187,885
17,074	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	17,247
165,752	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	165,114
132,769	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	133,591
196,837	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	200,587
128,059	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	129,577
44,240	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	45,441
14,586	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	14,614
137,461	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	140,847
215,358	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	228,923
189,260	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(b)	204,986
30,711	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	31,945
15,504	Fannie Mae, 4.50%, 4/1/35, Pool #814522	16,538
13,341	Fannie Mae, 5.50%, 10/1/35, Pool #838584	14,254
1,544	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,728
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,293
75,066	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	74,991
66,185	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	65,888

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$79,018	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	$79,130
118,812	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	119,830
102,985	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	103,086
142,512	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	146,588
94,388	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	96,499
169,963	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	174,050
10,063	Freddie Mac, 4.06% (H15T1Y + 172 bps), 6/1/28, Pool #605508	10,097
1,363	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,495
14,972	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	15,772
198,618	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	198,794
25,106	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	24,924
74,741	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	70,319
159,006	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	160,929
841	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	902
39,394	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	42,273
4,913	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	5,277
		3,466,717
Total Mortgage Backed Securities		6,594,975

Corporate Bonds (7.6%)
Banks (1.5%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	449,655
250,000	Wells Fargo & Co., 3.00%, 10/23/26	247,067
		696,722
Beverages (0.6%)
155,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100*(c)	163,540
120,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	116,509
		280,049
Capital Markets (0.8%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	250,518
185,174	Preferred Term Securities XX, Class B2, 3.06% (US0003M + 45 bps), 3/22/38, Callable 7/8/19 @ 100*(c)	146,288
		396,806
Diversified Financial Services (0.7%)
325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	325,610

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Telecommunication Services (0.6%)
$270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	$289,708
Food Products (1.0%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	179,003
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	268,537
		447,540
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	91,733
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	229,815
Internet & Direct Marketing Retail (0.7%)
300,000	eBay, Inc., 3.06% (US0003M + 48 bps), 8/1/19	300,201
Multiline Retail (0.5%)
220,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	213,859
Technology Hardware, Storage & Peripherals (0.5%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	231,261
Total Corporate Bonds		3,503,304

Taxable Municipal Bonds (5.6%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, GO, 6.29%, 1/1/21, Continuously Callable @100	150,392
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	299,214
		449,606
Kansas (0.6%)
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	276,850
Michigan (1.0%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	252,941
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	211,201
		464,142
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	101,395
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	343,081
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	230,879
South Carolina (0.5%)
220,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	217,635

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas (0.9%)
$360,000	County of Burnet TX, GO, 4.20%, 3/1/34, Continuously Callable @100	$373,522
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	146,325
Total Taxable Municipal Bonds		2,603,435

U.S. Government Agency Securities (1.9%)
Fannie Mae
185,000	2.50%, 12/27/32, Callable 6/27/19 @ 100*(b)	183,130
Federal Home Loan Bank
200,000	2.85%, 3/28/22, Callable 6/28/19 @ 100*	200,066
Freddie Mac
250,000	2.50%, 6/9/21, Callable 9/9/19 @ 100*(b)(d)	250,015
250,000	2.50%, 5/25/21, Callable 8/25/19 @ 100*(b)(d)	250,254
3,972	Series 2302, 6.50%, 4/15/31	4,390
		504,659
Total U.S. Government Agency Securities		887,855

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (12.6%)
U.S. Treasury Bonds
$2,437,000	2.25%, 8/15/46	$2,278,310
U.S. Treasury Inflation Indexed Notes
885,257	0.38%, 7/15/25	889,829
U.S. Treasury Notes
406,000	1.50%, 11/30/19	404,255
801,000	2.25%, 2/29/20	800,468
1,416,000	2.25%, 2/15/27	1,434,585
		2,639,308
Total U.S. Treasury Obligations		5,807,447

Investment Companies (4.7%)
17,930	iShares MSCI EAFE Index Fund ETF	1,136,762
25,515	iShares MSCI Emerging Markets Index Fund ETF	1,038,716
Total Investment Companies		2,175,478

Investment in Affiliates (3.5%)
1,125,590	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(e)	1,125,590
73,409	Cavanal Hill World Energy Fund, Institutional Class	510,252
Total Investment in Affiliates		1,635,842

Total Investments (Cost $37,757,000) - 99.8%		45,984,470
Other assets in excess of liabilities — 0.2%		106,511
Net Assets - 100.0%		$46,090,981

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2019.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
Q-SBLF	Qualified School Bond Loan Fund
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares	Security Description	Value

Common Stocks (92.1%)
Aerospace & Defense (2.7%)
118	Harris Corp.	$22,088
140	Spirit AeroSystems Holdings, Inc., Class A	11,346
		33,434
Air Freight & Logistics (0.2%)
31	Expeditors International of Washington, Inc.	2,157
Airlines (0.3%)
48	United Continental Holdings, Inc.(a)	3,727
Auto Components (1.0%)
238	Gentex Corp.	5,084
57	Lear Corp.	6,784
		11,868
Banks (3.0%)
48	Comerica, Inc.	3,303
154	Commerce Bancshares, Inc.	8,829
93	Cullen/Frost Bankers, Inc.	8,488
119	East West Bancorp, Inc.	5,084
33	SVB Financial Group(a)	6,646
128	Western Alliance Bancorp(a)	5,267
		37,617
Biotechnology (1.4%)
506	Exelixis, Inc.(a)	9,913
94	United Therapeutics Corp.(a)	7,893
		17,806
Building Products (1.7%)
106	Allegion PLC	10,287
16	Armstrong World Industries, Inc.	1,419
36	Lennox International, Inc.	9,508
		21,214
Capital Markets (4.2%)
76	E*Trade Financial Corp.	3,405
68	Eaton Vance Corp.	2,599
32	FactSet Research Systems, Inc.	8,902
123	LPL Financial Holdings, Inc.	9,867
65	MSCI, Inc., Class A	14,301
84	Nasdaq, Inc.	7,614
108	SEI Investments Co.	5,427
		52,115
Chemicals (0.7%)
175	Axalta Coating Systems, Ltd.(a)	4,114
40	RPM International, Inc.	2,141
40	Westlake Chemical Corp.	2,292
		8,547
Commercial Services & Supplies (1.4%)
79	Cintas Corp.	17,525
Communications Equipment (1.4%)
72	Arista Networks, Inc.(a)	17,610
Consumer Finance (0.4%)
10	Credit Acceptance Corp.(a)	4,564
Containers & Packaging (2.0%)
39	AptarGroup, Inc.	4,418
204	Berry Plastics Group, Inc.(a)	9,592
127	Packaging Corp. of America	11,313
		25,323
Distributors (0.4%)
25	Pool Corp.	4,495
Diversified Consumer Services (1.3%)
34	Bright Horizons Family Solutions, Inc.(a)	4,660
201	ServiceMaster Global Holdings, Inc.(a)	10,854
		15,514

Shares	Security Description	Value

Common Stocks, continued:
Electric Utilities (1.8%)
288	OGE Energy Corp.	$11,970
348	PPL Corp.	10,356
		22,326
Electrical Equipment (0.2%)
39	Regal-Beloit Corp.	2,835
Electronic Equipment, Instruments & Components (1.2%)
156	CDW Corp.	15,357
Energy Equipment & Services (0.3%)
53	Apergy Corp.(a)	1,644
296	RPC, Inc.	2,202
		3,846
Entertainment (1.4%)
155	Take-Two Interactive Software(a)	16,764
4	The Madison Square Garden Co., Class A(a)	1,183
		17,947
Equity Real Estate Investment Trusts (7.5%)
351	American Homes 4 Rent, Class A	8,568
87	Apartment Investment & Management Co.	4,346
15	CoreSite Realty Corp.	1,751
458	CubeSmart	15,443
114	Douglas Emmett, Inc.	4,593
407	Duke Realty Corp.	12,247
81	Equity LifeStyle Properties, Inc.	9,854
157	Extra Space Storage, Inc.	16,823
541	Host Hotels & Resorts, Inc.	9,798
70	Lamar Advertising Co.	5,475
35	SL Green Realty Corp.	3,010
		91,908
Food & Staples Retailing (0.3%)
114	US Foods Holding Corp.(a)	3,940
Food Products (1.9%)
297	Hormel Foods Corp.	11,729
38	Kellogg Co.	1,997
123	Tyson Foods, Inc., Class A	9,334
		23,060
Gas Utilities (1.0%)
251	UGI Corp.	12,954
Health Care Equipment & Supplies (3.7%)
12	ABIOMED, Inc.(a)	3,143
33	Align Technology, Inc.(a)	9,384
21	Edwards Lifesciences Corp.(a)	3,585
65	Hill-Rom Holdings, Inc.	6,250
272	Hologic, Inc.(a)	11,971
41	Teleflex, Inc.	11,820
		46,153
Health Care Providers & Services (0.9%)
13	Chemed Corp.	4,264
42	Henry Schein, Inc.(a)	2,707
11	Molina Healthcare, Inc.(a)	1,565
28	Quest Diagnostics, Inc.	2,685
		11,221
Health Care Technology (1.1%)
85	Veeva Systems, Inc.(a)	13,115
Hotels, Restaurants & Leisure (3.5%)
103	Darden Restaurants, Inc.	11,981
63	Dunkin’ Brands Group, Inc.	4,676
268	Hilton Worldwide Holdings, Inc.	23,970
62	Six Flags Entertainment Corp.	3,060
		43,687

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Household Durables (0.7%)
110	Garmin, Ltd.	$8,413
Household Products (1.0%)
119	Church & Dwight Co., Inc.	8,854
23	The Clorox Co.	3,423
		12,277
Independent Power and Renewable Electricity Producers (0.3%)
227	AES Corp.	3,587
Insurance (3.2%)
162	Assured Guaranty, Ltd.	6,621
52	Brighthouse Financial, Inc.(a)	1,845
58	Cincinnati Financial Corp.	5,698
37	Erie Indemnity Co., Class A	7,869
192	FNF Group	7,402
45	Principal Financial Group, Inc.	2,321
39	The Hanover Insurance Group, Inc.	4,764
50	The Hartford Financial Services Group, Inc.	2,633
		39,153
Interactive Media & Services (1.3%)
189	Match Group, Inc.	12,975
101	Twitter, Inc.(a)	3,680
		16,655
Internet & Direct Marketing Retail (0.8%)
37	Expedia, Inc.	4,255
43	Wayfair, Inc., Class A(a)	6,192
		10,447
IT Services (6.8%)
13	Fidelity National Information Services, Inc.	1,564
298	Fiserv, Inc.(a)	25,586
125	Paychex, Inc.	10,724
128	Total System Services, Inc.	15,812
150	VeriSign, Inc.(a)	29,246
		82,932
Leisure Products (0.7%)
91	Hasbro, Inc.	8,658
Life Sciences Tools & Services (2.1%)
74	Agilent Technologies, Inc.	4,962
34	Charles River Laboratories International, Inc.(a)	4,265
11	Mettler-Toledo International, Inc.(a)	7,954
44	Waters Corp.(a)	8,831
		26,012
Machinery (2.9%)
444	Allison Transmission Holdings, Inc.	18,377
38	Crane Co.	2,905
113	Graco, Inc.	5,336
77	The Timken Co.	3,389
100	The Toro Co.	6,516
		36,523
Media (1.6%)
8	Cable One, Inc.	8,936
215	CBS Corp., Class B	10,381
		19,317
Metals & Mining (1.1%)
34	Reliance Steel & Aluminum Co.	2,831
446	Steel Dynamics, Inc.	11,217
		14,048
Mortgage Real Estate Investment Trusts (0.7%)
368	AGNC Investment Corp.	6,035
279	Annaly Capital Management, Inc.	2,458
		8,493

Shares	Security Description	Value

Common Stocks, continued:
Multiline Retail (0.6%)
27	Dollar General Corp.	$3,437
37	Dollar Tree, Inc.(a)	3,758
		7,195
Multi-Utilities (1.8%)
109	CenterPoint Energy, Inc.	3,100
113	MDU Resources Group, Inc.	2,789
151	Public Service Enterprise Group, Inc.	8,872
94	WEC Energy Group, Inc.	7,572
		22,333
Oil, Gas & Consumable Fuels (3.8%)
689	Cabot Oil & Gas Corp.	17,239
312	Continental Resources, Inc.(a)	10,920
52	HollyFrontier Corp.	1,975
107	Murphy Oil Corp.	2,659
84	ONEOK, Inc.	5,344
337	PBF Energy, Inc.	8,897
		47,034
Paper & Forest Products (0.3%)
86	Domtar Corp.	3,616
Professional Services (1.7%)
400	Robert Half International, Inc.	21,464
Real Estate Management & Development (0.4%)
116	CBRE Group, Inc., Class A(a)	5,301
Road & Rail (0.8%)
76	Old Dominion Freight Line, Inc.	10,065
Semiconductors & Semiconductor Equipment (2.6%)
88	Advanced Micro Devices, Inc.(a)	2,412
17	Analog Devices, Inc.	1,643
138	Lam Research Corp.	24,097
148	ON Semiconductor Corp.(a)	2,628
17	Xilinx, Inc.	1,739
		32,519
Software (6.0%)
419	Cadence Design Systems, Inc.(a)	26,635
197	Citrix Systems, Inc.	18,542
323	Fortinet, Inc.(a)	23,411
77	Manhattan Associates, Inc.(a)	5,041
		73,629
Specialty Retail (2.1%)
2	AutoZone, Inc.(a)	2,054
18	Burlington Stores, Inc.(a)	2,818
25	O’Reilly Automotive, Inc.(a)	9,285
56	Ross Stores, Inc.	5,207
19	Ulta Beauty, Inc.(a)	6,335
		25,699
Textiles, Apparel & Luxury Goods (0.3%)
33	Ralph Lauren Corp.	3,469
Trading Companies & Distributors (1.3%)
220	HD Supply Holdings, Inc.(a)	9,129
55	MSC Industrial Direct Co., Inc., Class A	3,886
19	Watsco, Inc.	2,990
		16,005
Water Utilities (0.3%)
38	American Water Works Co., Inc.	4,295
Total Common Stocks		1,141,004

Investment in Affiliates (4.5%)
55,325	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(b)	55,325
Total Investment in Affiliates		55,325

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares	Security Description	Value
Total Investments (Cost $1,088,593) - 96.6%		$1,196,329
Other assets in excess of liabilities — 3.4%		42,272
Net Assets - 100.0%		$1,238,601

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (34.2%)
Aerospace & Defense (1.5%)
2,110	Northrop Grumman Corp.	$639,858
Airlines (1.7%)
13,735	Delta Air Lines, Inc.	707,353
Biotechnology (3.0%)
5,060	BioMarin Pharmaceutical, Inc.(a)	416,134
7,091	Sarepta Therapeutics, Inc.(a)	807,311
		1,223,445
Chemicals (1.0%)
19,837	Braskem SA ADR	428,876
Commercial Services & Supplies (6.2%)
30,265	Advanced Disposal Services, Inc., Class I(a)	972,717
94,537	Covanta Holding Corp.	1,593,893
		2,566,610
Communications Equipment (1.6%)
28,000	Radware, Ltd.(a)	652,960
Construction & Engineering (0.9%)
13,380	Fluor Corp.	370,894
Diversified Telecommunication Services (1.9%)
25,701	AT&T, Inc.	785,937
Electrical Equipment (0.9%)
18,400	TPI Composites, Inc.(a)	383,640
Electronic Equipment, Instruments & Components (1.2%)
10,285	FLIR Systems, Inc.	497,074
Interactive Media & Services (4.3%)
740	Alphabet, Inc., Class C(a)^	816,685
17,100	Pinterest, Inc., Class A(a)	426,132
46,600	Snap, Inc., Class A(a)	554,074
		1,796,891
IT Services (1.0%)
20,400	Fastly, Inc., Class A(a)	424,320
Life Sciences Tools & Services (1.7%)
104,156	Pacific Biosciences of California, Inc.(a)	697,845
Machinery (0.7%)
8,775	Altra Industrial Motion Corp.	275,272
Multiline Retail (1.4%)
5,643	Dollar Tree, Inc.(a)	573,272
Oil, Gas & Consumable Fuels (2.3%)
11,950	Marathon Petroleum Corp.	549,580
15,102	The Williams Cos., Inc.	398,391
		947,971
Pharmaceuticals (1.7%)
157,111	MediWound, Ltd.(a)	689,717
Semiconductors & Semiconductor Equipment (1.2%)
72,788	Everspin Technologies, Inc.(a)	499,326
Total Common Stocks		14,161,261

Convertible Preferred Stocks (4.8%)
Chemicals (1.1%)
9,000	International Flavor & Fragrances, 6.00%,	467,010
Household Products (3.7%)
16,859	Energizer Holdings, Inc., Series A, 7.50%,	1,545,465
Total Convertible Preferred Stocks		2,012,475

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (3.1%)
Prime Fixed Mortgage Backed Securities (3.1%)
$1,246,519	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 11/25/48*(b)(c)	$1,264,277
Total Mortgage Backed Securities		1,264,277

Corporate Bonds (16.3%)
Banks (1.2%)
500,000	Bank of America Corp., Series G, 3.25% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100 *	501,774
Diversified Financial Services (2.1%)
858,000	BP Capital Markets America, Inc., 4.50%, 10/1/20	880,677
Energy Equipment & Services (2.2%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 7/8/19 @ 100 *	919,696
Food & Staples Retailing (2.4%)
981,000	Walmart, Inc., 2.83% (US0003M + 23 bps), 6/23/21	983,924
Machinery (2.0%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100 *	827,300
Oil, Gas & Consumable Fuels (3.2%)
620,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	668,423
620,000	Noble Energy, Inc., 4.15%, 12/15/21, Callable 9/15/21 @ 100 *	638,437
		1,306,860
Semiconductors & Semiconductor Equipment (3.2%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100 *	1,330,013
Total Corporate Bonds		6,750,244

U.S. Treasury Obligations (8.7%)
U.S. Treasury Notes
720,000	1.88%, 12/31/19	718,059
720,000	2.25%, 2/29/20	719,522
720,000	2.38%, 4/30/20	720,563
720,000	2.50%, 5/31/20	721,744
720,000	2.50%, 6/30/20	722,109
Total U.S. Treasury Obligations		3,601,997

Investment Companies (3.0%)

29,000	Proshares Short Russell2000 ETF	1,240,330
Total Investment Companies		1,240,330

Investment in Affiliates (25.8%)
10,690,799	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(d)	10,690,799
Total Investment in Affiliates		10,690,799
Total Investments (Cost $39,345,111) - 95.9%		39,721,383
Other assets in excess of liabilities — 4.1%		1,688,117
Net Assets - 100%		$41,409,500

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2019.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
^	All or a portion of the shares have been committed as collateral for short positions.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (79.9%)
Chemicals (1.8%)
8,000	W.R. Grace & Co.	$563,840
Commercial Services & Supplies (3.5%)
65,000	Covanta Holding Corp.	1,095,900
Construction & Engineering (1.4%)
16,000	Fluor Corp.	443,520
Electric Utilities (0.8%)
48	ALLETE, Inc.	3,931
320	Centrais Eletricas Brasileiras SA ADR	2,800
202	Companhia Paranaense de Energia-Copel ADR	2,452
847	Duke Energy Corp.	72,512
181	Korea Electric Power Corp. ADR(a)	1,987
563	NextEra Energy, Inc.	111,591
156	Pampa Energia SA ADR(a)	3,944
10	Portland General Electric Co.	529
1,170	The Southern Co.	62,595
		262,341
Electrical Equipment (3.8%)
33,000	TPI Composites, Inc.(a)	688,050
18,000	Vestas Wind Systems A/S ADR	489,960
		1,178,010
Energy Equipment & Services (6.3%)
15,500	Apergy Corp.(a)	480,656
1,413	Ensco Rowan PLC, Class A	11,827
2,093	Halliburton Co.	44,560
1,764	Helmerich & Payne, Inc.	86,277
3,518	Patterson-UTI Energy, Inc.	37,396
17,209	Schlumberger, Ltd.	596,980
30,629	Tenaris SA ADR	713,962
		1,971,658
Gas Utilities (0.3%)
301	Atmos Energy Corp.	30,642
27	Chesapeake Utilities Corp.	2,451
217	National Fuel & Gas Co.	11,568
55	New Jersey Resources Corp.	2,610
27	ONE Gas, Inc.	2,364
48	Southwest Gas Holdings, Inc.	4,087
72	Spire, Inc.	5,999
322	UGI Corp.	16,618
		76,339
Household Products (2.1%)
16,000	Energizer Holdings, Inc.	654,720
Independent Power and Renewable Electricity Producers (0.7%)
4,065	AES Corp.	64,227
219	Atlantica Yield PLC	4,698
1,810	NRG Energy, Inc.	61,612
141	Ormat Technologies, Inc.	8,325
272	Pattern Energy Group, Inc., Class A	5,769
3,096	Vistra Energy Corp.	72,942
		217,573
Multi-Utilities (1.0%)
19	Consolidated Edison, Inc.	1,640
1,574	Dominion Resources, Inc.	118,334
53	DTE Energy Co.	6,650
328	MDU Resources Group, Inc.	8,095
1,719	National Grid PLC ADR	86,431
605	Sempra Energy	79,527
26	WEC Energy Group, Inc.	2,094
		302,771
Oil, Gas & Consumable Fuels (56.0%)
32,240	BP PLC ADR	1,312,812

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
3,828	Chevron Corp.	$435,818
212	CNOOC, Ltd. ADR	34,422
8,000	Concho Resources, Inc.	784,080
22,547	ConocoPhillips	1,329,372
5,600	Diamondback Energy, Inc.	549,136
35,276	Enbridge, Inc.	1,300,626
64,000	Encana Corp.	337,280
7,475	EOG Resources, Inc.	612,053
27,000	Equinor ASA ADR	517,050
15,968	Exxon Mobil Corp.	1,130,055
1,657	Kinder Morgan, Inc.	33,057
59,400	Marathon Oil Corp.	781,110
23,245	Marathon Petroleum Corp.	1,069,038
40,000	Noble Energy, Inc.	856,000
6,624	Occidental Petroleum Corp.	329,676
7,136	Pembina Pipeline Corp.	254,541
14,828	Phillips 66	1,198,102
4,350	Pioneer Natural Resources Co.	617,526
1,913	Royal Dutch Shell PLC ADR, Class A	118,243
28,618	TC Energy Corp.	1,393,125
20,000	The Williams Cos., Inc.	527,600
9,690	TOTAL SA ADR	499,035
15,842	Valero Energy Corp.	1,115,277
10,500	Viper Energy Partners LP	294,000
		17,429,034
Semiconductors & Semiconductor Equipment (1.4%)
25,000	Infineon Technologies AG ADR	444,250
Water Utilities (0.8%)
363	American States Water Co.	26,477
1,532	American Water Works Co., Inc.	173,147
1,487	Aqua America, Inc.	58,796
		258,420
Total Common Stocks		24,898,376

Corporate Bonds (14.0%)
Diversified Financial Services (3.5%)
350,000	Shell International Finance BV, 3.25%, 5/11/25	360,106
700,000	Total Capital International SA, 3.70%, 1/15/24	730,191
		1,090,297
Energy Equipment & Services (2.7%)
421,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100*	345,220
675,000	Transocean, Inc., 6.80%, 3/15/38	492,750
		837,970
Oil, Gas & Consumable Fuels (7.8%)
350,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 10/1/19 @ 105*	346,430
400,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100*	408,167
400,000	Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 5/31/20 @ 104*	416,000
400,000	Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 7/8/19 @ 102 *	387,208
200,000	Parsley Energy LLC / Finance, 5.38%, 1/15/25, Callable 1/15/20 @ 104*	199,500
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100*	205,916

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2019

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$500,000	Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100*	$457,500
		2,420,721
Total Corporate Bonds		4,348,988

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (7.3%)
$2,264,387	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.13%(b)	$2,264,387
Total Investment in Affiliates		2,264,387
Total Investments (Cost $32,204,368) - 101.2%		31,511,751
Liabilities in excess of other assets — (1.2)%		(364,340)
Net Assets - 100%		$31,147,411

The Advisor has determined that 47.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2019.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2019 (Unaudited)

1.    Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2019 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	8/22/2018	$1,287,165	$1,287,292	$1,289,343
Sun Trust Student Loan Trust, Series 2006-1A, B, 2.85%, 10/28/37	5/26/17 and 4/11/18	1,016,668	1,099,666	992,326

2. Affiliated Transactions:

A summary of each Fund’s investment in Government Securities Money Market Fund, Institutional Class for the period ending May 31, 2019 is noted below:

Fund	Fair Value 2/28/2019	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 5/31/2019	Shares as of 5/31/2019	Dividend Income	Net Realized Gains/ (Losses)
Limited Duration Fund	$8,396,966	$16,184,802	$(15,455,388)	$—	$9,126,380	9,126,380	$42,408	$—
Moderate Duration Fund	1,123,966	4,343,145	(3,721,632)	—	1,745,479	1,745,479	12,443	—
Bond Fund	4,465,090	12,997,879	(15,356,669)	—	2,106,300	2,106,300	23,322	—
Strategic Enhanced Yield Fund	214,061	1,422,776	(1,016,363)	—	620,474	620,474	3,297	—
Ultra Short Tax-Free Income Fund	41,198	4,952,218	(4,808,309)	—	185,107	185,107	2,877	—
Active Core Fund	1,522,343	3,184,771	(3,581,524)	—	1,125,590	1,125,590	5,845	—
Mid Cap Core Equity Fund	45,063	181,581	(171,319)	—	55,325	55,325	291	—
Opportunistic Fund	9,733,498	9,453,121	(8,495,820)	—	10,690,799	10,690,799	55,385	—
World Energy Fund	861,565	7,053,864	(5,651,042)	—	2,264,387	2,264,387	4,529	—
	$26,403,750	$59,774,157	$(58,258,066)	$—	$27,919,841	27,919,841	$150,397	$—

A summary of the Active Core Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending May 31, 2019 is noted below:

Fund	Fair Value 2/28/2019	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 5/31/2019	Shares as of 5/31/2019	Dividend Income	Net Realized Gains/ (Losses)
Active Core Fund	$584,981	$—	$—	$(74,729)	$510,252	73,409	$2,825	$—
	$584,981	$—	$—	$(74,729)	$510,252	73,409	$2,825	$—